Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2025	$ 46,410
Twelve month period ending June 30, 2026	54,520
Twelve month period ending June 30, 2027	56,587
Twelve month period ending June 30, 2028	29,917
Thereafter	43,980
Total	$ 231,414	$ 213,711